Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
OPERATING ACTIVITIES
Net income	$ 26,812	$ 8,481
Adjustments for non-cash items:
Deferred income tax expense (recovery)	(3,467)	1,793
Depreciation and depletion	4,808	1,796
Accretion of reclamation provision	134	100
Loss (gain) on investments	438	(363)
Unrealized loss (gain) on derivatives	684	(1,914)
Unrealized loss (gain) on foreign exchange	(5,148)	1,470
Write down of equipment and materials	18	164
Other expenses	0	421
Finance costs on deferred consideration payable	324	0
Share-based payments	2,340	1,682
Total adjustments for non cash	26,943	13,630
Net change in non-cash working capital items	51	4,522
Cash provided by operating activities	26,892	9,108
FINANCING ACTIVITIES
Shares issued for cash, net of issuance costs	24,736	6,939
Proceeds from option exercises and RSU vesting, net	3,063	757
Shares repurchased and cancelled	3,031	0
Lease liability payments	1,865	906
Equipment loan payments	186	155
Cash provided by financing activities	22,717	6,635
INVESTING ACTIVITIES
Proceeds from sale of long-term investments	386	0
Exploration and evaluation expenditures	59	451
Additions to plant, equipment and mining properties	6,856	5,306
Cash used in investing activities	(6,529)	(5,757)
Change in cash	43,080	9,986
Effect of exchange rate changes on cash	(21)	(24)
Cash, beginning of period	101,724	27,317
Cash, ending of period	$ 144,783	$ 37,279